Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 48	$ 53	$ 53
Past service cost		(69)
Net interest (income) expense	(16)	(20)	(21)
Special termination benefits		2
Plan administration costs	2	2	2
Net defined benefit plan expense (income) recognized in net income	34	(32)	34
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	1
Net interest (income) expense	6	6	6
Net defined benefit plan expense (income) recognized in net income	$ 7	$ 7	$ 7